  As filed with the Securities and Exchange Commission on December 19, 2012.


                                                            File Nos. 333-176692


                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                          []



                       Post-Effective Amendment No. 6                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                               Amendment No. 303                             [x]



                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                              Eric T. Steigerwatt

                                   President

                   First MetLife Investors Insurance Company


                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                                   COPIES TO:


                                W. Thomas Conner

                                   Reed Smith

                              1301 K Street, N.W.

                              Washington, DC 20005

                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.




[x]    on December 19, 2012 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts

This registration statement incorporates herein by reference the Statement of Additional Information dated April 30, 2012 included in Post-Effective Amendment No. 3/Amendment No. 277 (File Nos. 333-176692/811-08306)filed to paragraph (b) of Rule 485.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


    SUPPLEMENT DATED DECEMBER 19, 2012 TO THE PROSPECTUSES DATED APRIL 30, 2012,

                   AS REVISED AND REPRINTED DECEMBER 19, 2012

This supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contract issued by MetLife Investors USA Insurance Company: Series L - 4 Year (offered on and after October 7, 2011). This supplement also applies to the following variable annuity contract issued by First MetLife Investors Insurance Company (together with MetLife Investors USA Insurance Company, "we" or "us"): Class L - 4 Year (offered on and after October 7, 2011). This supplement provides information in addition to that contained in the prospectus dated April 30, 2012 as revised and reprinted December 19, 2012 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

     When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot change your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information--Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY BE PROVIDED BY THE RIDER.

     THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                   Telephone: 800-343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                                  SUPP-MLNEW0412

                           THE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY


                     FIRST METLIFE INVESTORS INSURANCE COMPANY



                                       AND



               FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                CLASS L - 4 YEAR

                     (OFFERED ON AND AFTER OCTOBER 7, 2011)




                     APRIL 30, 2012, AS REVISED AND REPRINTED DECEMBER 19, 2012




This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 62 investment choices listed below. You can put your money in any of these Investment Portfolios. A guaranteed account option offering an interest rate guaranteed by us is available in connection with the enhanced dollar cost averaging (EDCA) program during the Accumulation Phase.






MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS* (CLASS B):


     AllianceBernstein Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     JPMorgan Global Active Allocation Portfolio

     MetLife Balanced Plus Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Schroders Global Multi-Asset Portfolio


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     American Funds (Reg. TM) Bond Portfolio (Class C)

     American Funds (Reg. TM) Growth Portfolio (Class C)

     American Funds (Reg. TM) International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio

     Janus Forty Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)

     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")

METROPOLITAN SERIES FUND:

     Barclays Capital Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B OR, AS NOTED, CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2012 (as supplemented). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov)


that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 64 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2012, as revised and reprinted December 19, 2012

TABLE OF CONTENTS
                                         PAGE





INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  15
     Market Timing......................  15
2. PURCHASE.............................  15
     Purchase Payments..................  16
     Termination for Low Account Value    16
     Allocation of Purchase Payments....  16
     Investment Allocation Restrictions
     for Certain Riders.................  17
     Free Look..........................  21
     Accumulation Units.................  21
     Account Value......................  21
     Replacement of Contracts...........  21
     Owning Multiple Contracts..........  22
3. INVESTMENT OPTIONS...................  22
     Description of the MetLife Asset
     Allocation Program.................  25
     Description of the American Funds
     (Reg. TM) Asset Allocation
     Portfolios.........................  25
     Description of the Met/Franklin
     Templeton Founding Strategy
     Portfolio..........................  25
     Description of the SSgA ETF          26
     Portfolios Transfers...............  26
     Dollar Cost Averaging Programs.....  29
     Three Month Market Entry Program...  30
     Automatic Rebalancing Program......  30
     Voting Rights......................  31
     Substitution of Investment Options   31

4. EXPENSES.............................  31
     Product Charges....................  31
     Account Fee........................  32
     Guaranteed Minimum Income Benefit
     - Rider Charge.....................  32
     Withdrawal Charge..................  32
     Reduction or Elimination of the
     Withdrawal Charge..................  33
     Premium and Other Taxes............  34
     Transfer Fee.......................  34
     Income Taxes.......................  34
     Investment Portfolio Expenses......  34
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  34
     Annuity Date.......................  34
     Annuity Payments...................  34
     Annuity Options....................  35
     Variable Annuity Payments..........  37
     Fixed Annuity Payments.............  37


6. ACCESS TO YOUR MONEY.................  37
     Systematic Withdrawal Program......  38
     Suspension of Payments or Transfers  39
7. LIVING BENEFITS......................  39
     Guaranteed Minimum Income Benefit    39
     (GMIB) Operation of the GMIB.......  40
     GMIB Rate Table....................  47
8. PERFORMANCE..........................  49
9. DEATH BENEFIT........................  49
     Upon Your Death....................  49
     Standard Death Benefit - Principal
     Protection.........................  50
     Optional Death Benefit - Annual
     Step-Up..............................50
     General Death Benefit Provisions...  51
     Spousal Continuation...............  51
     Death of the Annuitant.............  52
     Controlled Payout..................  52
10. FEDERAL INCOME TAX STATUS...........  52
     Taxation of Non-Qualified Contracts  52
     Taxation of Qualified Contracts....  54
     Puerto Rico Tax Considerations.....  57
     Tax Benefits Related to the Assets
     of the Separate Account............  58
     Possible Tax Law Changes...........  58
11. OTHER INFORMATION...................  58
     First MetLife Investors............  58
     The Separate Account...............  58
     Distributor........................  59
     Selling Firms......................  59
     Requests and Elections.............  61
     Ownership..........................  62
     Legal Proceedings..................  62
     Financial Statements...............  63
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  63
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
     Portfolios......................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
     Purchase Payments.................. C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
     (GMIB)Examples..................... D-1
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 21
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 21
Annuitant................................................................ 62
Annuity Date............................................................. 34
Annuity Options.......................................................... 35
Annuity Payments......................................................... 34
Annuity Units............................................................ 35
Beneficiary.............................................................. 62
Business Day............................................................. 16
Contract Year............................................................ 16
Good Order............................................................... 61
Income Base.............................................................. 40
Income Phase............................................................. 15
Investment Portfolios.................................................... 22
Joint Owners............................................................. 62
Non-Qualified Contract................................................... 52
Owner.................................................................... 62
Purchase Payment......................................................... 16
Qualified Contract....................................................... 52
Separate Account......................................................... 58

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account".)


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Minimum Income Benefit").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or

SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company
                                 P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------



















Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------

                    0                              7
                    1                              6
                    2                              6
                    3                              5
             4 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.35%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.60%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
  Death Benefit
Total Separate Account Annual Expenses
Including Charge for Optional Death          1.80%
  Benefit

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES (Note 2)
(as a percentage of the Income Base(Note 3))
  GMIB Max IV - maximum charge       1.50%
  GMIB Max IV - current charge       1.00%

  GMIB Max III - maximum charge      1.50%
  GMIB Max III - current charge      1.00%

  GMIB Max II - maximum charge       1.50%
  GMIB Max II - current charge       1.00%

  GMIB Plus IV - maximum charge      1.50%
  GMIB Plus IV - current charge      1.00%

   -----------------------------------------------------------------------------


Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")




Note 2. You may only elect one GMIB rider at a time. (See "Living Benefits.") Only the GMIB Max IV rider is currently available for purchase. The GMIB Max III, GMIB Max II and GMIB Plus IV riders are not available for purchase. Please see "Living Benefits - GMIB Rate Table" for information on when each GMIB rider is or was available.



Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Minimum Income Benefit" for a definition of the term Income Base. The GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus IV rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       1.34%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION-DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.





                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.64%        0.25%          0.12%      0.02%      1.03%       0.00%         1.03%
 Allocation Portfolio
 American Funds (Reg. TM) Bond Portfolio   0.00%        0.55%          0.04%      0.36%      0.95%          -          0.95%
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.34%      0.91%          -          0.91%
 Portfolio
 American Funds (Reg. TM) International    0.00%        0.55%          0.06%      0.56%      1.17%          -          1.17%
 Portfolio
 AQR Global Risk Balanced Portfolio        0.63%        0.25%          0.30%      0.08%      1.26%       0.00%         1.26%
 BlackRock Global Tactical Strategies      0.68%        0.25%          0.03%      0.16%      1.12%       0.00%         1.12%
 Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.06%      0.00%      0.92%          -          0.92%
 Goldman Sachs Mid Cap Value Portfolio     0.72%        0.25%          0.04%      0.00%      1.01%          -          1.01%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.08%      0.00%      1.10%       0.02%         1.08%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.15%      0.10%      1.16%       0.00%         1.16%
 Portfolio
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.03%      0.00%      1.13%       0.02%         1.11%
 Janus Forty Portfolio                     0.63%        0.25%          0.03%      0.00%      0.91%       0.01%         0.90%
 JPMorgan Global Active Allocation         0.78%        0.25%          0.11%      0.00%      1.14%       0.00%         1.14%
 Portfolio
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%          -          1.00%
 Legg Mason ClearBridge Aggressive         0.62%        0.25%          0.03%      0.00%      0.90%          -          0.90%
 Growth Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.10%      0.00%      1.05%          -          1.05%
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.04%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.06%      0.00%      0.98%       0.02%         0.96%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.08%      0.00%      0.93%          -          0.93%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.09%      0.00%      0.84%       0.03%         0.81%
 Portfolio
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.07%      0.00%      1.12%       0.00%         1.12%
 Met/Templeton International Bond          0.60%        0.25%          0.14%      0.00%      0.99%          -          0.99%
 Portfolio
 MetLife Balanced Plus Portfolio           0.27%        0.25%          0.02%      0.46%      1.00%       0.00%         1.00%
 MFS (Reg. TM) Emerging Markets Equity     0.92%        0.25%          0.17%      0.00%      1.34%          -          1.34%
 Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.09%      0.00%      1.02%       0.06%         0.96%
 Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.04%      0.00%      0.76%          -          0.76%
 Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Pioneer Strategic Income Portfolio        0.58%        0.15%          0.06%      0.00%      0.79%          -          0.79%
 Pyramis (Reg. TM) Government Income       0.46%        0.25%          0.13%      0.00%      0.84%       0.00%         0.84%
 Portfolio
 Rainier Large Cap Equity Portfolio        0.66%        0.25%          0.03%      0.00%      0.94%       0.01%         0.93%
 RCM Technology Portfolio                  0.88%        0.25%          0.07%      0.00%      1.20%          -          1.20%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)
 Schroders Global Multi-Asset Portfolio    0.66%        0.25%          0.12%      0.00%      1.03%       0.00%         1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.03%      0.00%      1.02%       0.01%         1.01%
 Turner Mid Cap Growth Portfolio           0.79%        0.25%          0.05%      0.00%      1.09%       0.00%         1.09%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.01%         0.85%
 METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 Portfolio
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Jennison Growth Portfolio                 0.62%        0.25%          0.02%      0.00%      0.89%       0.07%         0.82%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -          1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.21%      0.00%      1.27%       0.01%         1.26%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.02%      0.62%       0.00%         0.62%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.11%      0.01%      0.72%       0.00%         0.72%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.06%      0.08%      0.69%       0.00%         0.69%
 Van Eck Global Natural Resources          0.78%        0.25%          0.04%      0.02%      1.09%          -          1.09%
 Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
 Government Portfolio
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio      0.06%        0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio       0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Balanced Strategy Portfolio       0.05%        0.25%          0.01%      0.67%      0.98%          -          0.98%
 MetLife Growth Strategy Portfolio         0.06%        0.25%          0.00%      0.76%      1.07%          -          1.07%
 MetLife Aggressive Strategy Portfolio     0.09%        0.25%          0.01%      0.75%      1.10%       0.00%         1.10%
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS (Reg. TM) ASSET ALLOCATION
PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.36%      0.98%          -          0.98%
 Allocation Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.01%      0.37%      0.99%          -          0.99%
 Allocation Portfolio
 American Funds (Reg. TM) Growth           0.07%        0.55%          0.01%      0.39%      1.02%          -          1.02%
 Allocation Portfolio
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.01%      0.83%      1.14%       0.01%         1.13%
 Strategy Portfolio
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio      0.31%        0.25%          0.01%      0.21%      0.78%          -          0.78%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.03%      0.24%      0.84%          -          0.84%

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2011.


Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the GMIB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,201      (a)$2,065      (a)$2,583      (a)$5,375
    minimum       (b)$1,119      (b)$1,820      (b)$2,175      (b)$4,567

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$501      (a)$1,525      (a)$2,583      (a)$5,375
    minimum       (b)$419      (b)$1,280      (b)$2,175      (b)$4,567

CHART 2. Chart 2 assumes you do not select the optional death benefit rider or GMIB Max IV rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,023      (a)$1,525      (a)$1,668      (a)$3,477
    minimum        (b)$ 941      (b)$1,275      (b)$1,245      (b)$2,591

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$323      (a)$985     (a)$1,668      (a)$3,477
    minimum       (b)$241      (b)$735     (b)$1,245      (b)$2,591

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Investment Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular Investment Portfolios made by Owners within given periods of time and/or investigating transfer activity identified by the Investment Portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms.


PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. Unless a restriction is in place as described below, you may make additional Purchase Payments. Purchase Payments are subject to the following requirements:



o  The minimum initial Purchase Payment we will accept is $10,000.


o If you want to make an initial Purchase Payment of $1 million or more, or an additional Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o You can make additional Purchase Payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.



o Certain riders have current and potential restrictions on subsequent Purchase Payments. For more information, see this subsection below:
     "Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for the GMIB Max IV, GMIB Max III, and GMIB Max II Riders."



We reserve the right to reject any application or Purchase Payment and to limit future Purchase Payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base of the Guaranteed Minimum Income Benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max IV, GMIB Max III, or GMIB Max II rider, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for the GMIB Max IV, GMIB Max III, and GMIB Max II Riders" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus IV (GMIB Plus IV) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for GMIB Plus IV."


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase
Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB MAX IV, GMIB MAX III, AND GMIB MAX II RIDERS


If you elect the GMIB Max IV rider, or if you elected the GMIB Max III or GMIB Max II rider (the three riders are referred to collectively as the "GMIB Max riders"), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


(a) AllianceBernstein Global Dynamic Allocation Portfolio


(b) AQR Global Risk Balanced Portfolio


(c) BlackRock Global Tactical Strategies Portfolio


(d) Invesco Balanced-Risk Allocation Portfolio


(e) JPMorgan Global Active Allocation Portfolio


(f) MetLife Balanced Plus Portfolio


(g) Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max riders.


The Investment Portfolios listed above (other than the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max riders are not selected may offer the potential for higher returns. Before you select a GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max riders meet your investment objectives and risk tolerance.

You may also allocate Purchase Payments to the enhanced dollar cost averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.


If a GMIB Max rider terminates (see the descriptions of the GMIB in the "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)" section), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max riders. As of the date of this prospectus, only contracts issued with the GMIB Max II rider during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent Purchase Payments.



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max IV, GMIB Max III, or GMIB Max II rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on December 2, 2011, and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent Purchase Payment received after April 27, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on March 30, 2012.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


INVESTMENT ALLOCATION RESTRICTIONS FOR GMIB PLUS IV


ALLOCATION. If you elect the GMIB Plus IV, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING

TO EITHER (A) OR (B) BELOW:
   ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, and/or the BlackRock Money Market Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


OR


(B) You must allocate:


o  AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios;



o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;

o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     American Funds (Reg. TM) Bond Portfolio

     Barclays Capital Aggregate Bond Index Portfolio

     BlackRock Money Market Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio

     American Funds (Reg. TM) International Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Janus Forty Portfolio

     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio

     MSCI EAFE (Reg. TM) Index Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio

     Rainier Large Cap Equity Portfolio

     Schroders Global Multi-Asset Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Van Kampen Comstock Portfolio


Platform 3
----------


     Goldman Sachs Mid Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio

     MetLife Mid Cap Stock Index Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Templeton International Bond Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio

     Russell 2000 (Reg. TM) Index Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your ------ contract that day, after the New York Stock Exchange closes.
Purchase Payments or transfer requests received after the close of the New York Stock Exchange, ----- or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Lord Abbett Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Lord Abbett Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS

The contract offers 62 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the Investment Portfolios of the Met Investors Series Trust or the Metropolitan Series Fund (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and the Metropolitan Series Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each Investment Portfolio's 12b-1 Plan is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



MET INVESTORS SERIES TRUST - GMIB MAX PORTFOLIOS (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


     AllianceBernstein Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     JPMorgan Global Active Allocation Portfolio

     MetLife Balanced Plus Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Schroders Global Multi-Asset Portfolio



MET INVESTORS SERIES TRUST

In addition to the portfolios listed above under Met Investors Series Trust - GMIB Max Portfolios, the following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     American Funds (Reg. TM) Bond Portfolio (Class C)

     American Funds (Reg. TM) Growth Portfolio (Class C)

     American Funds (Reg. TM) International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     Goldman Sachs Mid Cap Value Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio

     Janus Forty Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Eaton Vance Floating Rate Portfolio

     Met/Franklin Low Duration Total Return Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton International Bond Portfolio*

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio (Class E)

     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Barclays Capital Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B or, as noted, Class C portfolios are available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other Investment Portfolios of Met Investors Series Trust or Metropolitan Series Fund (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS


The following three American Funds (Reg. TM) Asset Allocation Portfolios (Class
C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds (Reg. TM) Asset Allocation Portfolios.


AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------


     American Funds (Reg. TM) Moderate Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio

     American Funds (Reg. TM) Growth Allocation Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18

     Investment Portfolios may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max IV, GMIB Max III, GMIB Max II or GMIB Plus IV rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds (Reg. TM) International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/

Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, MSCI EAFE (Reg. TM) Index, Pioneer Strategic Income, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.

For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Portfolios, we rely on the underlying Investment Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate market timing in any Investment Portfolios and there are no arrangements in place to permit any contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the market timing policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in disruptive trading activity, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected a GMIB rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.

o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and

   60% to be in the Legg Mason ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the

Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus IV. Only GMIB Max IV is currently available for purchase.


If you select a GMIB rider, we will assess a charge during the Accumulation Phase equal to 1.00% of the Income Base (see "Living Benefits - Guaranteed Minimum Income Benefit" for a discussion of how the Income Base is determined) at the time the rider charge is assessed prior to any Optional Step-Up.


If your Income Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


The GMIB rider charge is assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If a GMIB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant if a non-natural person owns the contract); because the Guaranteed Principal Option is exercised; or because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect


The rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the

Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month following the Annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us.


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A GUARANTEED MINIMUM INCOME BENEFIT RIDER, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.

During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an Annuity Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below).

For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.

Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but you also want to assure a specified guaranteed level of minimum fixed Annuity Payments during the Income Phase, we offer an optional rider for an additional charge, called the Guaranteed Minimum Income Benefit (GMIB). The purpose of the GMIB is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


As described in more detail in "Annuity Payments (The Income Phase)," you can choose to apply your Account Value to fixed Annuity Payments, variable Annuity Payments, or a combination of both. The dollar amount of your Annuity Payments will vary to a significant degree based on the market performance of the Investment Portfolio(s) to which you had allocated Account Value during the Accumulation Phase (and based on market performace during the Income Phase, in the case of variable Annuity Payments).


With the GMIB, the minimum amount of each fixed Annuity Payment you receive during the Income Phase is guaranteed regardless of the investment performance of the Investment Portfolios during the Accumulation Phase or your actual Account Value at the time you elect the Income Phase. Prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


SUMMARY OF THE GMIB


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GMIB WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GMIB IS PROVIDED, IN THE SECTION BELOW CALLED "OPERATION OF THE GMIB."


Under the GMIB, we calculate an "Income Base" that determines, in part, the minimum amount you receive as fixed Annuity Payments under the GMIB rider if you elect the Income Phase. The Income Base is the greater of two calculated values, the Annual Increase Amount or the Highest Anniversary Value (see "Operation of the GMIB-Income Base"). We then will apply the Income Base calculated at the time the GMIB rider is exercised to the conservative GMIB Annuity Table specified in your GMIB rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments. (However, your actual payment may be higher than this minimum if, as discussed below, Annuity Payments during the Income Phase of the contract based on the Account Value would produce a higher payment).


IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR

WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. IF AT THE TIME YOU ELECT THE INCOME PHASE, APPLYING YOUR ACTUAL ACCOUNT VALUE TO THEN CURRENT ANNUITY PURCHASE RATES (INDEPENDENT OF THE GMIB RIDER) PRODUCES HIGHER ANNUITY PAYMENTS, YOU WILL RECEIVE THE HIGHER ANNUITY PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED.


DIFFERENT VERSIONS OF THE GMIB. From time to time, we introduce new versions of the GMIB. Each version of the GMIB we have offered with this contract, and the versions we may currently be offering (if any), are listed in the "GMIB Rate Table" immediately following the "Operation of the GMIB" section below. The principal differences between the different versions of the GMIB described in this prospectus are the items listed in the GMIB Rate Table and the Investment Portfolios to which you are permitted to allocate Account Value while the GMIB rider is in effect (see "Operation of the GMIB" - Investment Allocation Restrictions").


(See Appendix D for examples illustrating the operation of the GMIB.)


OPERATION OF THE GMIB


The following section describes how the GMIB operates. When reading the following descriptions of the operation of the GMIB (for example, the "Annual Increase Rate," "Dollar-for-Dollar Withdrawal Percentage," and "Enhanced Payout Rate" sections), refer to the GMIB Rate Table below for the specific rates and other terms applicable to your version of the GMIB.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.



ANNUAL INCREASE AMOUNT LIMIT. THE ANNUAL INCREASE AMOUNT IS LIMITED TO THE ANNUAL INCREASE AMOUNT LIMIT (see "GMIB Rate Table" below) MULTIPLIED BY THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (see "Optional Step-Up" below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to Annual Increase Amount Limit multiplied by the new, higher Annual Increase Amount, if it is greater than Annual Increase Amount Limit multiplied by total Purchase Payments.



ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    the GMIB Annual Increase Rate; or


(b)    the Required Minimum Distribution Rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
       the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the
                   ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item
(a) above (the GMIB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the Annual Increase Amount at the beginning of the Contract Year, exceed the Required Minimum Distribution Rate, the Required
               ------
Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of Annuity Payments under the GMIB.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:


(a)    the GMIB Dollar-for-Dollar Withdrawal Rate; or


(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.



For GMIB Max IV only, the GMIB Dollar for Dollar Withdrawal Rate, and therefore
--------------------
the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the GMIB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As noted below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a)    proportional reduction: if total withdrawals in a Contract Year are
       ----------------------
     greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b)    dollar-for-dollar treatment: if total withdrawals in a Contract Year are
       ---------------------------
     not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF ANNUITY PAYMENTS UNDER THE GMIB RIDER. Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.



Example:
-------


o Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if you owned a GMIB rider with a 4.5% GMIB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first contract year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.


o Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if you took a withdrawal during the first Contract Year equal to 10% of the Account Value , that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the GMIB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a the Annual Increase Amount Limit multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB RIDER CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. The investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.



EXERCISING THE GMIB. If you exercise the GMIB rider, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB rider.


THE GMIB ANNUITY TABLE. When the contract is annuitized, Annuity Payments under the GMIB rider will be determined by applying the Income Base to the rates in the GMIB Annuity Table. The GMIB Annuity Table Basis is specified in the rider and the GMIB Rate Table.


As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:

o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.



IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances.


If you select the GMIB and if:


o  your contract was issued on or after the Minimum Enhanced Rate Issue Age;


o  you take no withdrawals prior to the Minimum Enhanced Rate Withdrawal Age;


o your Account Value is fully withdrawn or decreases to zero at or after you reach the Minimum Enhanced Rate Withdrawal Age and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB will equal or exceed the applicable Enhanced Payout Rate multiplied by the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at the applicable Minimum Enhanced Rate Withdrawal Age and subsequently died, if that Owner's spouse continued the contract and the GMIB rider, the spouse would be eligible for the Enhanced Payout Rate as described above, even if the spouse were younger than the Enhanced Rate Withdrawal Age at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates is based on the spouse's age when the spouse begins to take withdrawals.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB investment allocation restrictions, see the applicable subsection of "Purchase
- Investment Allocation Restrictions for Certain Riders."


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the GMIB, see the applicable subsection of "Purchase - Investment Allocation Restrictions for Certain Riders."


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Minimum Income Benefit section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


TERMINATING THE GMIB RIDER. Except as otherwise provided in the GMIB rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates and the GMIB investment allocation restrictions will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GMIB Dollar for Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the GMIB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of the GMIB.)


GMIB RATE TABLE


USING THE GMIB RATE TABLE. The GMIB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is offered in each state, currently. When a new version of the GMIB is introduced, it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version; in addition, certain broker-dealers may not offer a new version on the first date it is introduced.


If you have already purchased a contract, to determine which version of the GMIB (if any) you purchased with your contract, you should refer to the copy of the contract you received after you purchased it. If you would like another copy of your contract, including any applicable GMIB rider, please call our Annuity Service Center at (800) 343-8496. If you are purchasing a contract, to determine which version of the rider is currently being offered in your state, you should ask your registered representative.


If we introduce a new version of the rider, we generally will do so by updating the GMIB Rate Table. Changes to the GMIB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.


The GMIB Rate Table lists the following for each version of the GMIB:


o  the GMIB Annual Increase Rate, which is the minimum rate at which the Annual
       -------------------------
     Increase Amount is increased at each Contract Anniversary (see "Operation of the GMIB-Income Base");


o  the GMIB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if you
       --------------------------------------
     make withdrawals that do not exceed the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the GMIB - see "Operation of the GMIB-Withdrawal Adjustments.") For IRAs and other Qualified Contracts, also see "Operation of the GMIB-Required Minimum Distribution Rate.";


o  the Annual Increase Amount Limit -  the Annual Increase Amount (see "Annual
       ----------------------------
     Increase Amount" above for a definition) is limited to the Annual Increase Amount Limit multiplied by the greater of: (a) your Purchase Payments or
     (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see "Operation of the GMIB-Optional Step-Up");


o  the Enhanced Payout Rates, which may be available upon exercise of the GMIB,
       ---------------------
     depending on your age at the time your contract was issued (the Minimum Enhanced Payout Issue Age) and your age at the time you took your first withdrawal (the Minimum Enhanced Payout Withdrawal Age) (see "Operation of the GMIB -Enhanced Payout Rates"); and


o  the GMIB Annuity Table Basis is specified in your rider and is used to
       ------------------------
     determine the amount of GMIB income payments, depending on your age, your sex, and the Annuity Option you select. Please note the annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.

                                                       GMIB
                 DATE        DATE       GMIB        DOLLAR-FOR-      ANNUAL        ENHANCED PAYOUT RATES            GMIB
                                                                                           MINIMUM
                                                                               MINIMUM    ENHANCED
                                       ANNUAL         DOLLAR        INCREASE  ENHANCED     PAYOUT     ENHANCED
    GMIB        FIRST        LAST     INCREASE      WITHDRAWAL       AMOUNT    PAYOUT    WITHDRAWAL    PAYOUT      ANNUITY
    RIDER     AVAILABLE   AVAILABLE     RATE           RATE          LIMIT    ISSUE AGE      AGE        RATE     TABLE BASIS
                                                                                                                Annuity 2000
                                                                                                                 Mortality
                                                4.5% if first
                                                                                                                 Table, 10
                                                  withdrawal                     55         62       4.5%         years of
                                                 prior to 5th
                                                                                                                 mortality
                                                   contract
                                                                                                                improvement
                                                 anniversary2
    GMIB                                                                                                          based on
              12/19/12     ______    5.0%             or             400%
 Max IV/1/                                                                                                       projection
                                                5.0% if first
                                                                                                                 Scale AA,
                                                  withdrawal
                                                                                                                10-year age
                                                  on or after
                                                                                                               set back with
                                                                                 55         67       5.0%
                                                 5th contract
                                                                                                                interest of
                                                anniversary/2/
                                                                                                                  0.5% per
                                                                                                                   annum
                                                                                                                Annuity 2000
                                                                                                                 Mortality
                                                                                                                 Table, 10
                                                                                                                  years of
                                                                                                                 mortality
                                                                                                                improvement
    GMIB                                                                                                          based on
              1/03/12     12/18/12   5.0%       5.0%                 325%        57         62       5.0%
  Max III                                                                                                        projection
                                                                                                                 Scale AA,
                                                                                                                10-year age
                                                                                                               set back with
                                                                                                                interest of
                                                                                                                  1.0% per
                                                                                                                   annum
                                                                                                                Annuity 2000
                                                                                                                 Mortality
                                                                                                                 Table, 10
                                                                                 62         62       5.0%         years of
                                                                                                                 mortality
                                                                                                                improvement
    GMIB                                                                                                          based on
              10/10/11    12/31/11   5.5%       5.5%                 275%
   Max II                                                                                                        projection
                                                                                                                 Scale AA,
                                                                                                                10-year age
                                                                                                               set back with
                                                                                 62         67       5.5%
                                                                                                                interest of
                                                                                                                  1.0% per
                                                                                                                   annum
                                                                                                                Annuity 2000
                                                                                                                 Mortality
                                                                                                                 Table, 10
                                                                                                                  years of
                                                                                                                 mortality
                                                                                                                improvement
 GMIB Plus                                                                                                        based on
              10/10/11    2/24/12    4.5%       4.5%                 400%        48         60       4.5%
     IV                                                                                                          projection
                                                                                                                 Scale AA,
                                                                                                                10-year age
                                                                                                               set back with
                                                                                                                interest of
                                                                                                                  1.0% per
                                                                                                                   annum


--------

(1) Only the GMIB Max IV rider is currently available for purchase.


(2) For GMIB Max IV only, the GMIB Withdrawal Rate, and therefore the
    --------------------
Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max IV (see "Operation of the GMIB-Withdrawal Adjustments").

8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary(ies). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.


10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits, could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an Owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.


Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2012, $5,000 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2012. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit or optional Guaranteed Minimum Income Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Bond Portfolio, the American Funds (Reg. TM) Growth Portfolio, the American Funds (Reg. TM) International Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MetLife Securities, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MetLife Securities sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and Purchase Payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife Securities sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MetLife Securities sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MetLife Securities sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MetLife Securities and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2011, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Minimum Income Benefit").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges.



CHART 1




                                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.422788          9.722926         1,221,874.1084
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        9.087358          9.475085         4,291,432.4986
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011       10.587078         10.724159           484,715.9799
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        8.330851          8.772532         2,102,886.8724
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        8.111363          8.595309         1,344,515.0553
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        7.254737          7.527931           748,738.6029
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        9.600578          9.940216         2,636,644.5223
=============                            ==== ==========       =========         =========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.192884         10.590382         1,357,801.5544
=============                            ==== ==========       =========         =========         ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.263906          9.555639         2,272,179.4038
=============                            ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       19.192747         20.323542           212,336.0903
=============                            ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.261639         13.076104           113,388.9036
=============                            ==== ==========       =========         =========         ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.942870         14.125705           224,557.2869
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.554825         16.579144         449,696.2090
=============                            ==== ==========      ==========        ==========       ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.021410         15.246982         184,600.9777
=============                            ==== ==========      ==========        ==========       ==============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011      128.885740        133.563610           7,561.2698
=============                            ==== ==========      ==========        ==========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.111166         14.311582          93,511.0641
=============                            ==== ==========      ==========        ==========       ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        6.971726          7.560468         414,451.2122
=============                            ==== ==========      ==========        ==========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.875482         12.528496         261,267.3683
=============                            ==== ==========      ==========        ==========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       22.428700         23.732450         169,109.3782
=============                            ==== ==========      ==========        ==========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.249812         23.648823          73,807.8948
=============                            ==== ==========      ==========        ==========       ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.976821         10.248932          72,180.4264
=============                            ==== ==========      ==========        ==========       ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.710342          9.753794          37,183.5212
=============                            ==== ==========      ==========        ==========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        7.986415          8.662946         462,832.5598
=============                            ==== ==========      ==========        ==========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        8.720730          9.304422         932,497.8537
=============                            ==== ==========      ==========        ==========       ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.888639         11.928070          85,239.8173
=============                            ==== ==========      ==========        ==========       ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.184476          9.370811       2,205,515.2430
=============                            ==== ==========      ==========        ==========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.679392          9.966333         558,034.5419
=============                            ==== ==========      ==========        ==========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.374801         12.553706         311,896.8896
=============                            ==== ==========      ==========        ==========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.566654         14.839021       1,147,374.4821
=============                            ==== ==========      ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.027218         16.379191         2,199,505.9997
=============                            ==== ==========       =========         =========         ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       15.780132         16.994843            19,180.1518
=============                            ==== ==========       =========         =========         ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       12.276891         12.578305            43,228.5500
=============                            ==== ==========       =========         =========         ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.604471         10.740974           291,793.5901
=============                            ==== ==========       =========         =========         ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        7.053057          7.450121            43,785.0402
=============                            ==== ==========       =========         =========         ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        6.009552          6.043953           239,925.5071
=============                            ==== ==========       =========         =========         ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.878194         11.498218         1,628,872.8606
=============                            ==== ==========       =========         =========         ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.106395         10.733165           355,421.1251
=============                            ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       41.367035         45.607572            93,570.0980
=============                            ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.311586          9.990196           517,150.9386
=============                            ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.702242         15.656440           262,633.5484
=============                            ==== ==========       =========         =========         ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.628113         13.029205           110,892.0865
=============                            ==== ==========       =========         =========         ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.100318          9.876117           329,908.2400
=============                            ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       15.819850         16.001403           153,515.7808
=============                            ==== ==========       =========         =========         ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.291229         10.253403         1,161,425.3883
=============                            ==== ==========       =========         =========         ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.921398         11.945921           826,579.3817
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.496368         11.961220         464,938.4878
=============                            ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.014340         14.316621         138,318.0041
=============                            ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.138613         14.150930          42,389.3668
=============                            ==== ==========       =========         =========       ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.708363         16.157675          79,313.0679
=============                            ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.793967         11.751302         286,897.5958
=============                            ==== ==========       =========         =========       ==============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       10.492838         10.602515         103,394.5704
=============                            ==== ==========       =========         =========       ==============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.312312         16.146327         114,281.1689
=============                            ==== ==========       =========         =========       ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.720052         15.361565         104,300.6714
=============                            ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       17.335444         17.429548         188,245.4498
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.027059         10.628642       1,142,277.0532
=============                            ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.906851         11.399904       6,200,509.7628
=============                            ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.567646         11.958591       2,142,166.2253
=============                            ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.469586         11.040799       4,536,961.1692
=============                            ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.355763         11.799088       3,602,458.2586
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2




                                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.414418          9.709821         1,374,810.4348
=============                            ==== ==========      ==========        ==========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        9.024752          9.405479         4,101,132.2448
=============                            ==== ==========      ==========        ==========         ==============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011       10.514183         10.645421           652,626.7535
=============                            ==== ==========      ==========        ==========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        8.273443          8.708073         2,524,841.8000
=============                            ==== ==========      ==========        ==========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        8.055455          8.532140           765,654.4995
=============                            ==== ==========      ==========        ==========         ==============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        7.204737          7.472605           386,252.3170
=============                            ==== ==========      ==========        ==========         ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   10/07/2011                             to  12/31/2011        9.534450          9.867207         2,395,813.8270
=============                            ==== ==========      ==========        ==========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.183284         10.575542         1,312,109.4625
=============                            ==== ==========      ==========        ==========         ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.255676          9.542757         2,513,583.9238
=============                            ==== ==========      ==========        ==========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       18.621353         19.709415           150,435.8857
=============                            ==== ==========      ==========        ==========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.080447         12.876948           181,132.2023
=============                            ==== ==========      ==========        ==========         ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.751628         13.910583           190,749.5557
=============                            ==== ==========      ==========        ==========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.176321         16.192619           442,147.2488
=============                            ==== ==========      ==========        ==========         ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.700850         14.891553           189,771.1456
=============                            ==== ==========      ==========        ==========         ==============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011      121.484004        125.835311             3,461.0995
=============                            ==== ==========      ==========        ==========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.811450         13.977994         178,436.4345
=============                            ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        6.797218          7.367833         419,830.6483
=============                            ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.746802         12.387038         206,666.9600
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.867751         23.128254         219,893.8399
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.146229         23.522724          88,744.5715
=============                            ==== ==========       =========         =========       ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.948050         10.214674          16,605.2996
=============                            ==== ==========       =========         =========       ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.701668          9.740597          34,224.0457
=============                            ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        7.931378          8.599289         259,249.7696
=============                            ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        8.660645          9.236064         750,767.8937
=============                            ==== ==========       =========         =========       ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.830813         11.864590         145,445.0597
=============                            ==== ==========       =========         =========       ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.176317          9.358179       2,219,408.8401
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.574448          9.853738         431,300.6062
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.104082         12.274831         428,090.7762
=============                            ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.322807         14.583906       1,207,165.0781
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       15.626358         15.962182       2,403,413.8139
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       15.231804         16.396759          21,995.7415
=============                            ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       12.197521         12.491238          73,904.8937
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.595066         10.726511         264,717.9840
=============                            ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        6.997682          7.388228          92,351.3319
=============                            ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        5.859073          5.889901         421,512.8825
=============                            ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.747927         11.355300         873,238.9989
=============                            ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.985354         10.599738         326,261.8709
=============                            ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       40.331760         44.445719         151,053.3456
=============                            ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.078512          9.735655         549,081.3573
=============                            ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.398328         15.325747         293,041.8617
=============                            ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.441477         12.830735         120,368.8955
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        8.979364          9.739920         280,740.8644
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       15.416386         15.586135         172,783.1673
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.033770          9.992289       1,269,776.3444
=============                            ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.648130         11.641659       1,011,730.6986
=============                            ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.258684         11.708536         430,002.4357
=============                            ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.688684         13.951958         157,147.4425
=============                            ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.055794         14.061559          24,896.1732
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.380608         15.790359           38,888.9993
=============                            ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.560804         11.492700          364,952.2498
=============                            ==== ==========       =========         =========        ==============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       10.225103         10.327221           51,740.3456
=============                            ==== ==========       =========         =========        ==============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.947104         15.727087           35,946.3647
=============                            ==== ==========       =========         =========        ==============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.633795         15.264514          100,967.4669
=============                            ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.757875         16.841092          268,944.0108
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.888997         10.477473        1,369,268.3545
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.756709         11.237801        8,951,697.6038
=============                            ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.408434         11.788574        3,510,889.3265
=============                            ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.325442         10.883780        6,560,061.0536
=============                            ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.199457         11.631326        4,725,900.4726
=============                            ==== ==========       =========         =========        ==============

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST -  GMIB MAX PORTFOLIOS (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B portfolios are available under the contract. If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B or, as noted, Class C or Class E portfolios are available under the contract:

AMERICAN FUNDS (Reg. TM) BOND PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS (Reg. TM) INTERNATIONAL PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) International Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO


SUBADVISER: Turner Investments, L.P.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.

VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company



INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B OR, AS NOTED, CLASS C)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. These examples use the annual increase rate for the GMIB Max IV rider, 5%. The annual increase rates for the other GMIB riders are: GMIB Max III, 5%; GMIB Max II, 5.5%; and GMIB Plus IV, 4.5%. (See "Living Benefits - Guaranteed Minimum Income Benefit.")


These examples also use the dollar-for-dollar withdrawal percentages for the GMIB Max IV rider: 4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary. Under the GMIB Max IV, the 4.5% or 5% dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken; once determined, the 4.5% or 5% dollar-for-dollar withdrawal percentage will never increase or decrease. For GMIB Max III, GMIB Max II, and GMIB Plus IV, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken. Example (7) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


As noted above, these examples use the dollar-for-dollar withdrawal percentage for the GMIB Max IV rider (4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary). For GMIB Max III, GMIB Max II, and GMIB Plus IV, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken.


(A) IF FIRST WITHDRAWAL IS TAKEN BEFORE THE FIFTH CONTRACT ANNIVERSARY


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 4.5%
    --------------------------------------------------------------------------
      of the Annual Increase Amount from the prior contract anniversary
      -----------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume that during the first Contract Year, $4,500 is withdrawn. Because the withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,500 ($100,000 increased by 5% per year, compounded annually, less $4,500 = $100,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,525 ($100,500 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 4.5% of the Annual
    ---------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year - for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal
      - and those withdrawals total more than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(B) IF FIRST WITHDRAWAL IS TAKEN ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year, $6,381 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount at the sixth contract anniversary is reduced by the withdrawal on a dollar-for-dollar basis to $127,628 ($127,628 increased by 5% per year, compounded annually, less $6,381 = $127,628). Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $134,010 ($127,628 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year (with the Account Value equal to $100,000), $10,000 is withdrawn (leaving the Account Value after the withdrawal equal to $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($127,628) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account
      Value by 10%). Therefore, the Annual Increase Amount on the sixth contract anniversary is $114,865 ($127,628 x 10% = $12,763; $127,628 -
      $12,763 = $114,865). (If multiple withdrawals are made during a Contract Year - for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $120,609($114,865 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider, which has an annual increase rate of 5%. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000
     increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -

     "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB Max IV rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Max IV rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $492 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $570; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $674.)


    Assume a hypothetical maximum percentage of 150% of Purchase Payments for the Annual Increase Amount. The actual maximum percentage for each GMIB rider is: GMIB Max III, 325%; GMIB Max II, 275%; and GMIB Plus IV, 400%. (See "Living Benefits - Guaranteed Minimum Income Benefit.") Assume the Owner chooses to exercise the GMIB rider at the 25th contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 150% of the total Purchase Payments, which equals $150,000. Because the Annual Increase Amount ($150,000) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($150,000) is used as the Income Base. The Income Base of $150,000 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $791 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 85, the Income Base of $150,000 would yield monthly payments of $968).


    The above example uses the GMIB Annuity Table for the GMIB Max IV rider and does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and your sex. THE INCOME BASE IS NOT AVAILABLE FOR

     CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.

    2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your

Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 150% maximum increase limitation on the Annual Increase Amount. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]






(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2012 and the GMIB Max IV rider is selected. Assume that on the first contract anniversary (September 1, 2013), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2013 with respect to this contract is $6,000, and the required minimum distribution amount for 2014 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2013) and the second contract anniversary (September 1, 2014) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


   (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2013 ($6,000) or for 2014 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2013 ($100,000);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the Contract Year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.


Because $7,200 (the required minimum distribution amount for 2014) is greater than $6,000 (the required minimum distribution amount for 2013), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2013 through August 2014). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2014, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000
    increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2013, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2013 divided by 12). From January through August 2014, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2014 divided by 12). The Owner receives $2,000 in 2013 and $4,800 in 2014, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2013 in December 2013 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2014 in January 2014 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2013 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2013 and 2014, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,388. On September 1, 2013, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,388 ($92,750 increased by 5% per year, compounded annually).


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2014 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the GMIB, the Annual Increase Amount is limited to a maximum percentage of your purchase payments or, if greater, the same percentage of the Annual Increase Amount as increased by the most recent Optional Step-Up. The examples assume a hypothetical maximum percentage of 150% of Purchase Payments for the Annual Increase Amount. The actual maximum percentage for each GMIB rider is: GMIB Max III, 325%; GMIB Max II, 275%; and GMIB Plus IV, 400%.

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES BELOW DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. All amounts are rounded to the nearest dollar.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2012              $100,000
   B    Account Value                                 10/1/2013              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2013           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2014              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2014              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2014              $  9,000
   G    Percentage Reduction in Account               10/2/2014                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2014              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2014           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2014              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2012              $100,000
   B    Account Value                                      10/1/2013              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2013           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2014              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2014              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2014              $  9,000
   G    Percentage Reduction in Account                    10/2/2014                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2014              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2014           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2014              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED DECEMBER 19, 2012
                                       TO
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012


This supplement modifies information in the Statement of Additional Information ("SAI") dated April 30, 2012 for the Class L-4 Year (offered on and after October 7, 2011), variable annuity contracts issued by First MetLife Investors Insurance Company ("FMLI") for the sole purpose of incorporating into the SAI certain financial information of MetLife, Inc. ("MetLife"), the parent company of FMLI.


This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

In the "Independent Registered Public Accounting Firm" section, replace the third and fourth paragraphs with the following:

    The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Registration Statement from the MetLife, Inc. and subsidiaries' ("MetLife's") Current Report on Form 8-K filed on November 16, 2012, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2011 incorporated by reference in the Statement of Additional Information dated April 30, 2012, which is being modified by this Registration Statement from MetLife's Annual Report on Form 10-K filed on February 28, 2012, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports dated February 28, 2012 (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and dated May 22, 2012 as it relates to the effects of the retrospective application of accounting guidance adopted on January 1, 2012 relating to the presentation of comprehensive income and the accounting for costs associated with acquiring or renewing insurance contracts discussed in Note 1 to the consolidated financial statements, and November 16, 2012 as it relates to the effects of the reorganization of the Company's segments discussed in Notes 1 and 22, the removal of "Unaudited" from the title of the statutory equity and income tables in Note 18, and the subsequent events discussed in Note 24 to the consolidated financial statements and, (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting). Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

    The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                                                                SUPP-SAIFMLI1212

ADDITIONAL INFORMATION

In the "Additional Information" section, replace items (i) and (ii) with the following:

(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2011, filed on February 28, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(ii) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Quarterly Report on Form 10-Q for the Quarter ended March 31, 2012, filed on May 8, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(iii) MetLife's Current Report on Form 8-K revising items in the 2011 Annual Report filed with the SEC on May 22, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(iv) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Quarterly Report on Form 10-Q for the Quarter ended June 30, 2012, filed on August 7, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(v) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Quarterly Report on Form 10-Q for the Quarter ended September 30, 2012, filed on November 7, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(vi) MetLife's Current Report on Form 8-K announcing corporate dividend filed with the SEC on November 15, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(vii) MetLife's Current Report on Form 8-K revising items in the 2011 Annual Report filed with the SEC on November 16, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 343-8496
Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------


The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B of Post-Effective Amendment
No. 3 / Amendment No. 277 to Registration Statement Nos. 333-176692 / 811-08306:


1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2011.

3.   Statements of Operations for the year ended December 31, 2011.

4.   Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010.

5.   Notes to the Financial Statements.


The following financial statements of the Company are included in Part B of Post-Effective Amendment No. 3 / Amendment No. 277 to Registration Statement
Nos. 333-176692 / 811-08306:


1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2011 and 2010.

3.   Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and 2009.

5.   Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Financial Statements.





b.            Exhibits
              --------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001)(6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

     (iii)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (8)

     (iv)     Form of Retail Sales Agreement (2-10) and Schedule of Differences (13)

4.   (i)      Form of Variable Annuity Contract 6010(02/02) and Form of Contract Cover 6010 (03/07)(12)

     (ii)     Enhanced Dollar Cost Averaging Rider (3)

     (iii)    Three Month Market Entry Rider (3)

     (iv)     Death Benefit Rider - (Annual Step-Up). (3)

     (v)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)

     (vi)     Waiver of Withdrawal Charge for Terminal Illness Rider (3)

     (vii)    Unisex Annuity Rates Rider (3)

     (viii)   Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
              formerly First COVA Life Insurance Company) (2)

     (ix)     Individual Retirement Annuity Endorsement. 6023.1 (9/02) (6)

     (x)      Tax Sheltered Annuity Endorsement 6026.1 (9/02) (6)

     (xi)     Roth Individual Retirement Annuity Endorsement 6024.1 (9/02) (6)

     (xii)    401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (6)

     (xiii)   Simple Individual Retirement Annuity Endorsement 6276 (9/02) (6)

     (xiv)    Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (7)

     (xv)     Death Benefit Rider - (Principal Protection) 6015 (02/02) (8)

     (xvi)    Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (GMIB) (14)


     (xvii)     Form of Contract Schedule FMLI 6028-5 (2/11) (15)

     (xviii)    Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08) (16)

     (xix)      Form of Contract Schedule FMLI 6028-5 (9/10)-L (GMIB Max II)(17)

     (xx)       Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-10 (9/11) (GMIB Plus IV) (11)

     (xxi)      Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-11 (9/11) (GMIB Max II) (11)

     (xxii)     Form of Contract Schedule ML-EGMIB-NY (9/10) (GMIB Plus IV and GMIB Max II) (11)

     (xxiii)    Contract Schedule FMLI 6028-5 (9/10)-L (GMIB Max III) (21)

     (xxiv)     Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-12 (12/11) (GMIB Max III) (20)

     (xxv)      Form of Contract Schedule FMLI-EGMIB-NY (9/10) (GMIB Plus IV and GMIB Max II) (20)

     (xxvi)     Form of 401(a)/403(a) Plan Endorsement FMLI 401-3 (5/11) (22)

     (xxvii)    Form of Guaranteed Minimum Income Benefit  Rider - Living Benefit FMLI-560-13 (6-12) (GMIB MAX IV) (25)

     (xxviii)   Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider FMLI-GMIB (6-12) (GMIB MAX IV) (25)

5.   (i)        Form of Variable Annuity Application 4477 (6/11) APPLNY Sep 2011 (18)

     (ii)       Form of Variable Annuity Application 4477 (6/11) APPLNY Jan 2012 (21)

     (iii)      Form of Guaranteed Minimum Income Benefit Application Rider (GMIB Max III) 6722 (9/11) Jan 2012 (20)

     (iv)       Form of Guaranteed Minimum Income Benefit Application Rider (GMIB Rider) 6720 (1/11) Jan 2012 (19)

6.   (i)        Copy of Articles of Incorporation of the Company (2)

     (ii)       Copy of Amended and Restated Bylaws of the Company (4)

7.   (i)(a)     Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and ExeterReas-
                surance Company, Ltd. (effective December 1, 2004) (22)

     (b)        Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of
                December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent")and
                Exeter Reassurance Company, Ltd. (the "Reinsurer") (22)

8.   (i)(a)     Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and First MetLife Investors Insurance Company (3)

     (b)        Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
                Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company
                (datedMay 1, 2009) (23)

     (c)        Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
                Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company et al.
                (effective April 30, 2010) (23)

     (ii)(a)    Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31,
                2007) (9)


          (b)    Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
                 MetLife Investors Distribution Company and First MetLife Investors Insurance Company et al.(effective April
                 30, 2010) (23)

9.               Opinion of Counsel (18)


10.       (i)    Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the
                 Registrant (filed herewith)

          (ii)   Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc. (filed herewith)


11.              Not Applicable.

12.              Not Applicable.


13.   (a)        Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
                 Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard C. Pearson, Thomas A. Price,
                 Thomas J. Skelly and James J. Reilly (19)

      (b)        Powers of Attorney for Eric T. Steigerwatt, Mark E. Rosenthal and Peter M. Carlson (24)


      (1)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                 Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (3)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as
                 electronically filed on July 19, 2002.

      (4)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                 333-96777 and 811-08306) as electronically filed on October 15, 2002.

      (5)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 30, 2003.

      (6)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (7)        incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos.
                 333-96773 and 811-08306) as electronically filed on September 9, 2005.

      (8)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

      (9)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (file
                 Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.

     (10)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.

     (11)        incorporated herein by reference to Registrant's Pre-Effective Amendment No.1 to Form N-4 (File Nos.
                 333-176680 and 811-08306) as electronically filed on September 21, 2011.

     (12)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-152450 and 811-08306) as
                 electronically filed on July 22, 2008.

     (13)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

     (14)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.

     (15)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                 333-169687 and 811-08306) as electronically filed on December 21, 2010.

     (16)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                 Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

     (17)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
                 Nos. 333-96785 and 811-08306) as electronically filed on April 14, 2011.

     (18)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-176692 and 811-08306) filed electronically on September 6, 2011.


     (19)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
              333-176692 and 811-08306) as electronically filed on September 21, 2011.

     (20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on November 21, 2011.

     (21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
              Nos. 333-176692 and 811-08306) as electronically filed on December 12, 2011.

     (22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

     (23)     incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
              333-179240 and 811-08306) filed electronically on January 30, 2012.

     (24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 333-176692 and 811-08306) as electronically filed on October 11, 2012.

     (25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
              Nos. 333-176680 and 811-08306)as electronically filed  on June 1, 2012.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President,
501 Route 22                            Chief Executive Officer and Director
Bridgewater, NJ 08807

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Stephen Myles Kessler                   Director
300 Davidson Ave
Somerset, NJ 08873

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Mark E. Rosenthal                       Director and Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Peter M. Carlson                        Executive Vice President
1095 Avenue of the Americas             and Chief Accounting Officer
New York, NY 10036

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------
Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

James J. Reilly                         Vice President-Finance (principal financial officer)
501 Boylston Street
Boston, MA 02116

Patricia M. Schwartz                    Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Manish P. Bhatt                         Vice President
501 Route 22
Bridgewater, NJ 08807

William D. Cammarata                    Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
334 Madison Avenue
PO Box 1949
Morristown, NJ 07960

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Andrew Kaniuk                           Vice President
501 Route 22
Brdigewater, NJ 08807

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------
Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10.   MetLife Europe R Limited (Ireland)

      11. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      12. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      13. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      14.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      15.   MetLife International Limited, LLC (DE)

      16. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      17.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      18. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      19.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i)  MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland)

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) ALICO Life International Limited (Ireland)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                       ii) ALICO Italia S.p.A. (Italy)

                       jj) Agenvita S.r.l. (Italy)

                       kk) MetLife Holdings (Cyprus) Limited (Cyprus)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    A.I.G. Limited (Nigeria)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   MetLife S.A. (France)

            a) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      12. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Matlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

            c) Aviva Asigurari de Viata S.A. (Romania) - 99.9999% of Aviva Asigurari de Viata S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, 0.0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   International Services Incorporated (USA-Delaware)

      28.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      29. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      30. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      31. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.010003% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      32. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and 0.000002% is owned by International Technical and Advisory Services Limited.

      33.   MetLife Seguros de Vida, S.A. (Uruguay)

      34. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      35.   Alpha Properties, Inc. (USA-Delaware)

      36.   Beta Properties, Inc. (USA-Delaware)

      37.   Delta Properties Japan, Inc. (USA-Delaware)

      38.   Epsilon Properties Japan, Inc. (USA-Delaware)

      39.   Iris Properties, Inc. (USA-Delaware)

      40.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of October 31, 2012, there were 23,562 owners of qualified contracts and 14,022 owners of non-qualified contracts offered by the Registrant (First MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a)By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b)By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One


       MetLife Investors Variable Life Account One


       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E

       Metropolitan Series Fund

       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II
       Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------
Paul A. LaPiana                         Chairman of the Board and Executive Vice President, National Sales
5 Park Plaza, Suite 1900                Manager-Life
Irvine, CA 92614

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

John J. Brett                           Director
300 Davidson Avenue
Somerset, NJ 08873

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest Drive
Tampa, FL 33647

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
200 Park Avenue, 40th Floor
New York, NY 10166

Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company      $62,734,342         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on this 7th day of December, 2012.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: FIRST METLIFE INVESTORS INSURANCE COMPANY

By: /s/ Gregory E. Illson
    ----------------------------
    Gregory E. Illson
    Vice President

By: FIRST METLIFE INVESTORS INSURANCE COMPANY
    (Depositor)

By: /s/ Gregory E. Illson
    ----------------------------
    Gregory E. Illson
    Vice President

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on December 7, 2012.

/s/ Eric T. Steigerwalt*                    Director, Chairman of the Board,
-------------------------------             President and Chief Executive
Eric T. Steigerwalt                         Officer

/s/ James J. Reilly*                        Vice President-Finance (principal
-------------------------------             financial officer)
James J. Reilly

/s/ Norse N. Blazzard*                      Director
-------------------------------
Norse N. Blazzard

/s/ Robert L. Davidow*                      Director
-------------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget*                    Director and Executive Vice
-------------------------------             President
Elizabeth M. Forget

/s/ Richard A. Hemmings*                    Director
-------------------------------
Richard A. Hemmings

/s/ Jay S. Kaduson*                         Director and Vice President
-------------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*                      Director and Vice President
-------------------------------
Lisa S. Kuklinski

/s/ Richard C. Pearson*                     Director
-------------------------------
Richard C. Pearson

/s/ Thomas A. Price*                        Director
-------------------------------
Thomas A. Price

/s/ Mark E. Rosenthal*                      Director and Vice President
-------------------------------
Mark E. Rosenthal

/s/ Thomas J. Skelly*                       Director
-------------------------------
Thomas J. Skelly

/s/                                         Director
-------------------------------
Stephen M. Kessler

/s/ Peter M. Carlson*                       Executive Vice President and
-------------------------------             Chief Accounting Officer
Peter M. Carlson

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     December 7, 2012

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment
    No. 1 to the Registration Statement on Form N-4 (File
    Nos. 333-176692/811-08306) filed as Exhibit 13 on September 21, 2011 and the powers of attorney for Eric T. Steigerwalt, Mark E. Rosenthal and Peter M. Carlson which are incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-176692/811-08306) filed as Exhibit 13(b) on October 11, 2012.

                                INDEX TO EXHIBITS

10(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the Registrant

10(ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for Metlife, Inc.